Schedule of reserves (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Beginning balance		$ 5,117,485		$ (835,478)		$ (2,163,741)
Exchange differences arising from foreign operations		(23,010)		(48,453)		(1,653)
Transfer to retained earnings on historical conversion of notes
Ending balance		4,989,957		5,117,485		(835,478)
Total reserves		2,404,933		5,306,475
Reserve of exchange differences on translation [member]
IfrsStatementLineItems [Line Items]
Beginning balance		143,780	[1]	192,233	[1]	193,886
Exchange differences arising from foreign operations		(23,010)	[1]	(48,453)	[1]	(1,653)
Transfer to retained earnings on historical conversion of notes
Ending balance	[1]	120,770		143,780		192,233
Reserve of change in value of time value of options [member]
IfrsStatementLineItems [Line Items]
Beginning balance		5,021,974	[2]	3,603,916	[2]	3,603,916
Exchange differences arising from foreign operations
Equity-settled employee benefits	[2]	1,774,645		3,758,700
Equity-settled supplier payments	[2]	146,236		899,992
Warrants	[2]	363,282		363,282
Transfer to retained earnings on historical conversion of notes
Ending balance	[2]	2,284,163		5,021,974		3,603,916
Reserve of equity component of convertible instruments [member]
IfrsStatementLineItems [Line Items]
Beginning balance		140,721
Exchange differences arising from foreign operations
Convertible notes issued				140,721
Transfer to retained earnings on historical conversion of notes		(140,721)
Ending balance				$ 140,721

[1]	Foreign currency translation reserve
[2]	Share option reserve